UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

 James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
  (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2019

Date of reporting period:  June 30, 2018

Item 1. Schedule of Investments.

Great Lakes Bond Fund
Schedule of Investments
June 30, 2018 (Unaudited)

Description	Par	Value
CORPORATE BONDS - 61.6%
Consumer Discretionary - 6.6%
Brunswick Corp.
7.375%, 09/01/2023	$150,000	$172,025
Carnival Corp.
3.950%, 10/15/2020	285,000	289,635
Discovery Communications
4.900%, 03/11/2026	2,339,000	2,402,732
Lear Corp.
5.375%, 03/15/2024	870,000	902,570
Leggett & Platt, Inc.
3.500%, 11/15/2027	1,885,000	1,779,919
Lennar Corp.
4.750%, 05/30/2025	860,000	835,275
Pulte Group, Inc.
6.375%, 05/15/2033	500,000	502,500
Service Corp. International
7.500%, 04/01/2027	1,000,000	1,131,250
Walt Disney Co.
3.150%, 09/17/2025	847,000	819,505
		8,835,411
Consumer Staples - 1.7%
Campbell Soup Co.
3.800%, 08/02/2042	939,000	732,986
Diageo Capital plc
2.625%, 04/29/2023	1,000,000	968,569
HJ Heinz Co.
6.375%, 07/15/2028	511,000	573,696
		2,275,251
Energy - 10.0%
Antero Resources Corp.
5.375%, 11/01/2021	2,506,000	2,546,722
Devon Energy Corp.
5.850%, 12/15/2025	1,866,000	2,057,302
Kinder Morgan, Inc.
5.300%, 12/01/2034	2,544,000	2,526,398
Marathon Oil Corp.
2.700%, 06/01/2020	1,141,000	1,124,255
Schlumberger Investment
2.400%, 08/01/2022 (a)	1,596,000	1,533,483
Sinopec Group Overseas Development 2015
2.500%, 04/28/2020 (a)	650,000	640,702
Valero Energy Partners
4.375%, 12/15/2026	3,007,000	2,969,426
		13,398,288

Financials # - 25.6%
Affiliated Managers Group
3.500%, 08/01/2025	295,000	286,219
Ally Financial, Inc.
5.125%, 09/30/2024	1,158,000	1,181,160
Aon plc
4.450%, 05/24/2043	415,000	390,651
Bank of America Corp.
4.000%, 04/01/2024	1,000,000	1,009,532
Carlyle Holdings II Finance
5.625%, 03/30/2043 (a)	1,250,000	1,293,393
Citigroup, Inc.
4.500%, 01/14/2022	1,030,000	1,058,860
3.421% (3 Month LIBOR USD + 1.100%), 05/17/2024 ^	1,000,000	1,005,675
Corporate Office Properties LP
3.700%, 06/15/2021	1,148,000	1,139,571
Credit Suisse Group Funding Ltd.
3.800%, 09/15/2022	750,000	747,427
3.800%, 06/09/2023	320,000	316,200
Deutsche Bank AG
2.850%, 05/10/2019	1,414,000	1,401,878
Ford Motor Credit Co., LLC
5.750%, 02/01/2021	2,205,000	2,315,059
3.810%, 01/09/2024	1,000,000	971,874
Goldman Sachs Group, Inc.
5.250%, 07/27/2021	1,593,000	1,674,843
5.750%, 01/24/2022	1,070,000	1,145,630
3.368% (3 Month LIBOR USD + 1.050%), 06/05/2023 ^	2,032,000	2,047,026
3.919% (3 Month LIBOR USD + 1.600%), 11/29/2023 ^	1,000,000	1,033,765
Huntington National Bank
2.200%, 04/01/2019	360,000	358,580
JPMorgan Chase & Co.
2.250%, 01/23/2020	2,048,000	2,022,116
Macquarie Bank Ltd
2.400%, 01/21/2020 (a)	250,000	246,802
Manufacturers & Traders Trust Co.
2.940% (3 Month LIBOR USD + 0.640%), 12/01/2021 ^	2,138,000	2,132,873
Met Life Global Funding I
3.000%, 01/10/2023 (a)	200,000	196,307
Morgan Stanley
5.500%, 07/24/2020	750,000	783,862
3.277% (3 Month LIBOR USD + 0.930%), 07/22/2022 ^	500,000	504,247
3.583% (3 Month LIBOR USD + 1.220%), 05/08/2024 ^	3,182,000	3,215,962
New York Life Global Funding
2.150%, 06/18/2019 (a)	200,000	198,933
Nippon Life Insurance Co.
5.100% (5 Year Mid Swap Rate USD + 3.650%), 10/16/2044 (a) ^	250,000	255,312
Reliance Standard Life II
2.375%, 05/04/2020 (a)	520,000	510,700
Sumitomo Mitsui Banking Corp.
3.000%, 01/18/2023	605,000	589,726

Symetra Financial Corp.
4.250%, 07/15/2024	640,000	634,035
UBS
2.375%, 08/14/2019	1,430,000	1,421,299
Wells Fargo & Co.
4.125%, 08/15/2023	1,439,000	1,448,437
3.572% (3 Month LIBOR USD + 1.230%), 10/31/2023 ^	827,000	844,252
		34,382,206
Health Care - 2.6%
Aetna, Inc.
2.750%, 11/15/2022	1,000,000	961,223
Agilent Technologies, Inc.
3.200%, 10/01/2022	1,000,000	983,585
Biogen, Inc.
4.050%, 09/15/2025	1,500,000	1,510,018
		3,454,826
Industrials - 3.0%
General Electric Co.
2.300%, 01/14/2019	753,000	751,357
Icahn Enterprises LP
6.000%, 08/01/2020	1,011,000	1,024,269
Rolls-Royce plc
2.375%, 10/14/2020 (a)	1,342,000	1,316,841
Stanley Black & Decker, Inc.
3.400%, 12/01/2021	1,000,000	1,002,307
		4,094,774
Information Technology - 5.4%
Amkor Technology, Inc.
6.375%, 10/01/2022	1,006,000	1,027,377
Baidu, Inc.
3.250%, 08/06/2018	600,000	600,428
Hewlett Packard Enterprise Co.
2.850%, 10/05/2018	422,000	422,640
Juniper Networks, Inc.
4.500%, 03/15/2024	3,788,000	3,854,997
Xerox Corp.
2.750%, 03/15/2019	1,325,000	1,321,535
		7,226,977
Materials - 1.9%
Ball Corp.
5.000%, 03/15/2022	1,355,000	1,397,344
Dow Chemical Co.
3.000%, 11/15/2022	1,250,000	1,218,535
		2,615,879
Telecommunication Services - 2.0%
CCO Holdings LLC
5.750%, 01/15/2024	500,000	502,500
Indiana Bell Telephone Co., Inc.
7.300%, 08/15/2026	535,000	633,301
Michigan Bell Telephone Co.
7.850%, 01/15/2022	1,356,000	1,538,700
		2,674,501

Utilities - 2.8%
American Electric Power Co., Inc.
2.950%, 12/15/2022	1,865,000	1,817,342
Pacific Gas & Electric Co.
3.250%, 06/15/2023	917,000	876,564
PSEG Power LLC
4.150%, 09/15/2021	1,019,000	1,039,364
		3,733,270
Total Corporate Bonds
(Cost $84,352,006)		82,691,383

MUNICIPAL BONDS - 24.5%
Butler County, Pennsylvania General Authority Revenue
0.950%, 08/01/2027 - AGM Insured (b)	3,500,000	3,500,000
Chesterfield County, Virginia Industrial Development Authority
2.110%, 08/01/2024 (b)	2,500,000	2,500,000
Chicago, Illinois Board of Education
Series B
5.000%, 12/01/2018 - AMBAC Insured	400,000	403,540
Series A
4.000%, 12/01/2020	1,000,000	1,010,980
Chicago, Illinois O'Hare International Airport Revenue
Series C
5.000%, 01/01/2033	1,225,000	1,377,843
Chicago, Illinois Wastewater Transmission Revenue
5.180%, 01/01/2027	1,015,000	1,075,453
Cicero, Illinois
5.000%, 01/01/2028 - BAM Insured	400,000	457,144
Cook County, Illinois
Series B
4.940%, 11/15/2023 - BAM Insured	500,000	527,005
Cook County, Illinois School District #170
5.000%, 12/01/2025 - AGM Insured	785,000	875,353
Fort Bend County, Texas Municipal Utility District #25
4.000%, 10/01/2025 - BAM Insured	250,000	262,942
Harris County, Texas Municipal Utility District #165
5.000%, 03/01/2030 - BAM Insured	335,000	376,460
Horatio, Arkansas School District #55
4.750%, 08/01/2024	150,000	149,992
Illinois Sports Facilities Authority
5.000%, 06/15/2022	230,000	240,803
Iowa Higher Education Loan Authority
Series B
2.000%, 12/01/2018	850,000	848,215
Johnson City, Tennessee Health & Educational Facilities Board Hospital Revenue
Series 2000 B
5.125%, 07/01/2025 - NATL Insured	160,000	168,000
Kankakee, Illinois
4.000%, 01/01/2025	250,000	254,005
Kankakee, Illinois Sewer Revenue
4.000%, 05/01/2027 - AGM Insured	350,000	363,118

Kansas Municipal Energy Agency Power Project Revenue
Series B
2.750%, 04/01/2019	445,000	444,448
Macon & DeWitt Counties Illinois Community United School District #2
4.500%, 10/01/2020 - AGM Insured	545,000	563,312
Maine Housing Authority Mortgage Revenue
Series A1
3.050%, 11/15/2025	250,000	248,525
Minnesota Housing Finance Agency
Series C
3.200%, 01/01/2025 - FHLMC, FNMA, GNMA Insured	220,000	224,704
New Haven, Michigan Community School District
5.000%, 05/01/2026 - QSBLF Insured	1,000,000	1,163,500
New Jersey Transportation Trust Fund Authority
Series D
5.000%, 12/15/2023	1,130,000	1,236,288
New Orleans, Louisiana
Series A
5.000%, 12/01/2019	250,000	256,938
New York State Housing Finance Agency
Series B
3.950%, 11/01/2034 - FHLMC, FNMA, GNMA Insured	500,000	511,905
Niagara, New York Frontier Transportation Authority
Series A
5.000%, 04/01/2023	250,000	278,738
Oak Creek, Wisconsin
Series A
4.000%, 06/01/2026	300,000	327,000
Ohio Housing Finance Agency
Series 1
2.650%, 11/01/2041 - FNMA, GNMA Insured	2,280,000	2,157,473
Pittsburgh & Allegheny County, Pennsylvania Sports & Exhibition Authority
Series B
2.140%, 11/01/2039 - AGM Insured (b)	6,610,000	6,610,000
Puerto Rico Public Finance Corp.
6.000%, 08/01/2026 - AGC Insured	1,025,000	1,265,639
Sales Tax Securitization Corp., Illinois
Series A
5.000%, 01/01/2027	1,500,000	1,723,485
Texas Public Finance Authority
3.500%, 10/01/2024	500,000	509,195
3.521%, 10/01/2029	1,000,000	1,014,770
Total Municipal Bonds
(Cost $32,991,955)		32,926,773

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.2%
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A4
4.023%, 03/12/2047	500,000	515,112
Commercial Mortgage Trust
Series 2012-CR1, Class AM
3.912%, 05/15/2045	350,000	354,536

CS First Boston Commercial Mortgage Trust
Series 2003-29, Class 2A3
5.500%, 12/25/2033	42,154	42,295
Greenpoint Mortgage
Series 2003-1, Class A1
4.105%, 10/25/2033 (c)	153,251	153,247
GS Mortgage Securities Trust
Series 2011-GC5, Class A4
3.707%, 08/10/2044	569,000	576,049
Series 2014-GC18, Class A4
4.074%, 01/10/2047	500,000	515,468
Morgan Stanley Mortgage Trust
Series 35
2.711% (1 Month LIBOR USD + 0.625%), 05/20/2021 ^	1,375	1,377
Residential Funding Mortgage Security I
Series 2004-S3, Class A1
4.750%, 03/25/2019	10,192	10,194
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class AJ
5.477%, 08/15/2039 (c)	14,463	14,513
UBS - Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 08/12/2049	500,000	495,902
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class A4
2.931%, 07/17/2048	1,000,000	950,188
Series 2016-NXS6, Class A4
2.918%, 11/18/2049	1,000,000	943,682
Series 2016-LC25, Class A4
3.640%, 12/15/2059	1,000,000	997,195
Total Commercial Mortgage-Backed Securities
(Cost $5,782,620)		5,569,758

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 5.9%
Federal Home Loan Mortgage Association
Series 293, Class IO
4.000%, 11/15/2032, S50007 (d)	837,391	154,812
Series 4488, Class BD
3.000%, 05/15/2033	512,733	515,047
Series 4676, Class VD
4.000%, 08/15/2037	2,250,000	2,315,207
Series 2008-6, Class BF
2.564% (1 Month LIBOR USD + 0.500%), 02/25/2038 ^	1,110,774	1,119,081
Series 2011-144, Class FW
2.514% (1 Month LIBOR USD + 0.450%), 10/25/2040 ^	681,190	683,789
Federal Home Loan Mortgage Corporation Pool
2.500%, 08/01/2032, #C91531	175,573	169,608
3.000%, 10/01/2032, #D99625	118,917	118,519
4.000%, 10/01/2040, #G06061	218,094	224,316
4.000%, 08/01/2042, #Q10153	238,784	245,604

Federal National Mortgage Association Pool
4.066%, 07/01/2020, #465491	271,813	277,522
5.170%, 06/01/2028, #468516	225,999	240,085
4.500%, 06/01/2034, #MA1976	218,110	229,414
4.500%, 04/01/2039, #930922	197,321	207,588
4.000%, 03/01/2045, #AY6502	273,325	279,074
4.500%, 06/01/2048, #CA1952	350,000	365,581
Government National Mortgage Association
Series 2008-51, Class AY
5.500%, 06/16/2023	281,532	285,182
Series 2012-109, Class AB
1.388%, 09/16/2044	75,630	73,172
Series 2013-145, Class AG
3.746%, 09/16/2044 (c)	461,618	478,719
Total U.S. Government Agency Mortgage-Backed Securities
(Cost $8,092,511)		7,982,320

ASSET-BACKED SECURITIES - 1.5%
Automotive - 1.5%
AmeriCredit Automobile Receivables Trust
Series 2015-1, Class C
2.510%, 01/08/2021	530,000	529,615
Santander Drive Auto Receivables Trust
Series 2017-2, Class A3
1.870%, 12/15/2020	1,509,000	1,506,204
Total Asset-Backed Securities
(Cost $2,034,568)		2,035,819

INVESTMENT COMPANY - 0.8%	Shares
Nuveen Quality Municipal Income Fund
Total Investment Company
(Cost $1,044,272)	75,740	1,007,342

MONEY MARKET FUND - 1.1%
First American Government Obligations Fund - Class Z, 1.77% (e)
Total Money Market Fund
(Cost $1,495,401)	1,495,401	1,495,401

Total Investments - 99.6%
(Cost $135,793,333)		133,708,796
Other Assets and Liabilities, Net - 0.4%		565,418
Total Net Assets - 100.0%		$134,274,214

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities are deemed to be liquid by the Adviser.  As of June 30, 2018, the value of these investments were $6,192,473, or 4.6% of total net assets.

^	Variable rate security - The rate shown is the rate in effect as of June 30, 2018.
(b)
Adjustable rate security.  The rate is determined by a remarketing agreement whereby an issuer contracts with a securities dealer to serve as the remarketing agent. The remarketing agent is responsible for  determining the interest rate the issuer pays on the bond until the next reset date.

(c)	Variable rate security. The coupon is based on an underlying pool of loans.
(d)	Interest only security.
(e)	The rate shown is the annualized seven-day effective yield as of June 30, 2018.
#
As of June 30, 2018, the Fund had a significant portion of its assets invested in the financial services sector. The financial services sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence and spending.

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

AGC - Assured Guaranty Corporation
AGM - Assured Guaranty
BAM - Build America Mutual Assurance Company
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
LIBOR - London Interbank Offered Rate
NATL - National Public Finance Guarantee Corporation
QSBLF - School Bond Qualification Program

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2018, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$82,691,383	$-	$82,691,383
Municipal Bonds	-	32,926,773	-	32,926,773
Commercial Mortgage-Backed Securities	-	5,569,758	-	5,569,758
U.S. Government Agency Mortgage-Backed Securities	-	7,982,320	-	7,982,320
Asset-Backed Securities	-	2,035,819	-	2,035,819
Investment Company	1,007,342	-	-	1,007,342
Money Market Fund	1,495,401	-	-	1,495,401
Total Investments	$2,502,743	$131,206,053	$-	$133,708,796

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2018, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Great Lakes Disciplined Equity Fund
Schedule of Investments
June 30, 2018 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 98.0%
Consumer Discretionary - 14.0%
BorgWarner, Inc.	20,200	$871,832
Discovery, Inc. - Class A *	20,900	574,750
Discovery, Inc. - Class C *	9,900	252,450
Dollar General Corp.	1,800	177,480
Gap, Inc.	10,300	333,617
Home Depot, Inc.	7,800	1,521,780
Las Vegas Sands Corp.	2,500	190,900
Marriott International, Inc. - Class A	1,100	139,260
McDonald's Corp.	2,800	438,732
Michael Kors Holdings Ltd. *	5,800	386,280
News Corp. - Class A	39,000	604,500
O'Reilly Automotive, Inc. *	2,600	711,282
Target Corp.	3,500	266,420
		6,469,283
Consumer Staples - 5.1%
Coca-Cola Co.	5,800	254,388
Costco Wholesale Corp.	1,000	208,980
Kroger Co.	10,200	290,190
PepsiCo, Inc.	5,800	631,446
Sysco Corp.	10,700	730,703
Wal-Mart Stores, Inc.	2,500	214,125
		2,329,832
Energy - 6.7%
Baker Hughes	27,600	911,628
Marathon Oil Corp.	30,700	640,402
Phillips 66	10,900	1,224,179
Valero Energy Corp.	2,900	321,407
		3,097,616
Financials - 11.1%
Allstate Corp.	1,500	136,905
Aon plc	3,400	466,378
Bank of America Corp.	14,400	405,936
BlackRock, Inc.	2,100	1,047,984
Charles Schwab Corp.	22,200	1,134,420
CME Group, Inc.	2,800	458,976
Jefferies Financial Group, Inc.	18,100	411,594
MetLife, Inc.	9,500	414,200
Raymond James Financial, Inc.	1,700	151,895
State Street Corp.	5,400	502,686
		5,130,974
Health Care - 11.4%
AbbVie, Inc.	3,800	352,070
Aetna, Inc.	5,000	917,500
Anthem, Inc.	2,500	595,075
Bristol-Myers Squibb Co.	9,900	547,866

Edwards Lifesciences Corp. *	4,300	625,951
Express Scripts Holding Co. *	2,000	154,420
IDEXX Laboratories, Inc. *	800	174,352
UnitedHealth Group, Inc.	6,200	1,521,108
Zoetis, Inc.	4,400	374,836
		5,263,178
Industrials - 12.1%
3M Co.	5,500	1,081,960
Boeing Co.	4,500	1,509,795
Delta Air Lines, Inc.	4,100	203,114
Emerson Electric Co.	10,500	725,970
Illinois Tool Works, Inc.	1,800	249,372
Ingersoll-Rand Co. plc	4,600	412,758
Lockheed Martin Corp.	3,400	1,004,462
United Rentals, Inc. *	900	132,858
Verisk Analytics, Inc. *	2,600	279,864
		5,600,153
Information Technology # - 33.7%
Accenture plc - Class A	3,100	507,129
Alphabet, Inc. - Class C *	1,100	1,227,215
Apple, Inc.	5,100	944,061
Automatic Data Processing, Inc.	2,100	281,694
Cisco Systems, Inc.	8,200	352,846
Citrix Systems, Inc. *	3,700	387,908
eBay, Inc. *	16,900	612,794
F5 Networks, Inc. *	1,100	189,695
Facebook, Inc. - Class A *	6,500	1,263,080
Fiserv, Inc. *	4,100	303,769
FleetCor Technologies, Inc. *	2,400	505,560
Global Payments, Inc.	5,500	613,195
HP, Inc.	50,900	1,154,921
Intel Corp.	13,800	685,998
MasterCard, Inc. - Class A	2,600	510,952
Microsoft Corp.	27,200	2,682,192
NetApp, Inc.	5,200	408,356
NVIDIA Corp.	4,400	1,042,360
Paychex, Inc.	4,200	287,070
Visa, Inc. - Class A	12,000	1,589,400
		15,550,195
Materials - 1.4%
LyondellBasell Industries NV - Class A	3,100	340,535
Nucor Corp.	4,900	306,250
		646,785
Utilities - 2.5%
AES Corp.	46,300	620,883
FirstEnergy Corp.	14,600	524,286
		1,145,169
Total Common Stocks
(Cost $40,151,782)		45,233,185

MONEY MARKET FUND - 2.0%
First American Government Obligations Fund - Class Z, 1.77% ^
Total Money Market Fund
(Cost $923,478)	923,478	923,478

Total Investments - 100.0%
(Cost $41,075,260)		46,156,663
Other Assets and Liabilities, Net - 0.0%		11,750
Total Net Assets - 100.0%		$46,168,413

* Non-income producing security.
# As of June 30, 2018, the Fund had a significant portion of its assets invested in the information technology sector. The information technology sector may be more sensitive to short product cycles, competition and aggressive pricing than the overall market.

^ The rate shown is the annualized seven-day effective yield as of June 30, 2018.
The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2018, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$45,233,185	$-	$-	$45,233,185
Money Market Fund	923,478	-	-	923,478
Total Investments	$46,156,663	$-	$-	$46,156,663

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2018, the Fund recognized no transfers between levels. The Fund did hold a Level 3 investment during the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in
Securities
Balance as of 3/31/2018	$388
Accrued discounts/ premiums	-
Realized gain (loss)	33
Change in net unrealized appreciation (depreciation)	(388)
Net purchases (sales)	(33)
Transfers in and/or out of Level 3	-
Balance as of 6/30/2018	$-
Net change in unrealized appreciation of Level 3 assets as of June 30, 2018	$-

Great Lakes Disciplined International Smaller Company Fund
Schedule of Investments
June 30, 2018 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 95.9%
Australia - 4.1%
BWP Trust - REIT	104,302	$250,879
GPT Group	46,391	173,573
Investa Office Fund - REIT	107,494	415,877
Reece, Ltd.	63,080	590,538
		1,430,867
Austria - 1.1%
Oesterreichische Post AG	8,924	406,687

Belgium - 2.0%
Elia System Operator SA/NV	8,746	543,655
Telenet Group Holding NV *	3,563	165,880
		709,535
Brazil - 1.8%
Braskem SA	49,248	640,164

Canada - 11.4%
Canadian Western Bank	27,047	712,873
First Capital Realty, Inc.	7,405	116,371
Home Capital Group, Inc. *	20,416	233,099
Linamar Corp.	7,908	347,744
SNC-Lavalin Group, Inc.	17,069	753,833
Spin Master Corp. *	8,210	364,022
Stars Group, Inc. *	23,845	864,815
WSP Global, Inc.	11,644	613,089
		4,005,846
China - 3.8%
Huazhu Group, Ltd. - ADR	9,000	377,910
New Oriental Education & Technology Group, Inc. - ADR	1,476	139,718
TAL Education Group - ADR *	9,751	358,837
Zhongsheng Group Holdings, Ltd.	153,069	458,290
		1,334,755
Czech Republic - 0.9%
Philip Morris CR AS	462	317,215

Denmark - 1.2%
William Demant Holding *	10,396	417,213

Finland - 0.4%
Sanoma Oyj	15,448	156,387

France - 5.0%
BioMerieux	5,127	460,653
ICADE	5,835	546,556
SCOR SE	9,241	341,742
Somfy SA	4,291	398,059
		1,747,010

Germany - 5.6%
Duerr AG	7,580	350,948
Kloeckner & Co. SE	45,895	483,340
Krones AG	3,099	399,596
Salzgitter AG	7,171	311,996
Stroeer SE & Co. KGaA	2,400	144,900
Wirecard AG	1,737	277,956
		1,968,736
Greece - 0.7%
Hellenic Telecommunications Organization SA	20,460	252,413

Hungary - 1.1%
MOL Hungarian Oil & Gas plc	41,624	400,532

India - 2.6%
Honeywell Automation India, Ltd.	600	160,623
Larsen & Toubro Infotech, Ltd.	31,281	764,081
		924,704
Israel - 1.8%
Bank Leumi Le-Israel	37,330	220,885
NICE, Ltd. *	3,986	412,536
		633,421
Japan - 16.4%
Chugoku Electric Power Co., Inc.	15,265	197,195
Daicel Corp.	32,996	364,502
Kyudenko Corp.	9,297	448,022
MEITEC Corp.	5,900	282,795
Musashino Bank, Ltd.	4,585	135,941
Nabtesco Corp.	10,977	337,267
Nexon Co., Ltd. *	15,026	218,018
NHK Spring Co., Ltd.	19,355	182,190
Nihon M&A Center, Inc.	18,744	543,060
Nissin Foods Holdings Co., Ltd.	3,408	246,924
Rohm Co., Ltd.	5,563	464,869
Seria Co., Ltd.	3,582	171,666
Suzuken Co., Ltd.	3,597	152,115
Tokyu Fudosan Holdings Corp.	45,570	321,449
Toyo Seikan Group Holdings, Ltd.	23,745	416,720
Toyo Suisan Kaisha, Ltd.	6,757	241,080
Trend Micro, Inc.	5,262	299,551
Yamaguchi Financial Group, Inc.	25,659	288,655
YASKAWA Electric Corp.	12,926	455,191
		5,767,210
Malaysia - 4.1%
PPB Group BHD	120,616	587,628
Top Glove Corp. BHD	283,529	850,140
		1,437,768
Netherlands - 1.9%
ASM International NV	7,445	410,240
InterXion Holding NV *	3,983	248,619
		658,859

Poland - 1.9%
CCC SA	5,095	280,300
Grupa Lotos SA	25,714	389,596
		669,896
Singapore - 1.1%
UOL Group, Ltd.	67,366	376,201

South Africa - 3.9%
Clicks Group, Ltd.	41,873	597,880
Impala Platinum Holdings, Ltd. *	179,132	263,261
Rand Merchant Investment Holdings, Ltd.	78,151	212,418
RMB Holdings, Ltd.	52,019	286,213
		1,359,772
South Korea - 4.7%
CJ O Shopping Co., Ltd.	2,040	511,447
Green Cross Corp.	2,214	410,354
Samsung SDI Co., Ltd.	1,222	234,390
SKC Co., Ltd.	12,900	499,062
		1,655,253
Spain - 1.2%
Cellnex Telecom SAU	17,595	442,365

Sweden - 5.8%
Investment AB Latour - Class B	33,900	365,069
Lundin Petroleum AB	24,835	788,265
SSAB AB - Class A	95,159	447,518
SSAB AB - Class B	115,946	435,303
		2,036,155
Switzerland - 3.6%
DKSH Holding AG	5,961	419,080
Swiss Prime Site AG	1,340	123,119
Temenos AG	4,827	725,916
		1,268,115
Thailand - 1.3%
Kiatnakin Bank plc	227,540	465,271

United Kingdom - 6.5%
Berkeley Group Holdings plc	10,416	518,851
Cranswick plc	13,245	588,218
Evraz plc	87,322	582,824
Spectris plc	8,944	307,301
Spirax-Sarco Engineering plc	1,971	169,020
St. James's Place plc	9,422	142,160
		2,308,374
Total Common Stocks
(Cost $33,185,429)		33,790,724

MONEY MARKET FUND - 3.6%
First American Government Obligations Fund - Class Z, 1.77% ^
Total Money Market Fund
(Cost $1,281,687)	1,281,687	1,281,687

Total Investments - 99.5%
(Cost $34,467,116)		35,072,411
Other Assets and Liabilities, Net - 0.5%		185,247
Total Net Assets - 100.0%		$35,257,658

* Non-income producing security.
^ The rate shown is the annualized seven-day effective yield as of June 30, 2018.
REIT - Real Estate Investment Trust
ADR - American Depositary Receipt

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

At June 30, 2018, the sector diversification for the Fund was as follows:
% of
Sector	Net Assets
Industrials	17.6%
Consumer Discretionary	14.3%
Information Technology	14.1%
Materials	11.2%
Financials	9.7%
Consumer Staples	7.3%
Real Estate	6.6%
Health Care	6.5%
Energy	4.5%
Utilities	2.1%
Telecommunication Services	2.0%
Money Market Fund	3.6%
Other Assets and Liabilities, Net	0.5%
Total	100.0%

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2018, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$6,358,722	$27,432,002	$-	$33,790,724
Money Market Fund	1,281,687	-	-	1,281,687
Total Investments	$7,640,409	$27,432,002	$-	$35,072,411

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2018, the Fund transferred one security with a market value of $587,628 out of Level 2 and into Level 1 due to not using international fair value pricing. The Fund did not invest in any Level 3 investments during the period.

Great Lakes Large Cap Value Fund
Schedule of Investments
June 30, 2018 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 98.7%
Consumer Discretionary - 10.2%
BorgWarner, Inc.	25,974	$1,121,038
Harley-Davidson, Inc.	39,538	1,663,759
Hasbro, Inc.	5,852	540,198
Mohawk Industries, Inc. *	3,660	784,228
Target Corp.	14,292	1,087,907
		5,197,130
Consumer Staples - 9.2%
CVS Health Corp.	7,551	485,907
Mondelez International, Inc.	11,639	477,199
PepsiCo, Inc.	12,901	1,404,532
Philip Morris International, Inc.	28,800	2,325,312
		4,692,950
Energy - 14.1%
Chevron Corp.	5,962	753,776
National Oilwell Varco, Inc.	39,423	1,710,958
Occidental Petroleum Corp.	9,295	777,806
Royal Dutch Shell - ADR	31,032	2,148,345
Schlumberger Ltd.	27,278	1,828,444
		7,219,329
Financials # - 27.2%
American Express Co.	20,407	1,999,886
Ameriprise Financial, Inc.	8,778	1,227,867
Bank of America Corp.	51,928	1,463,850
Berkshire Hathaway, Inc. - Class B *	7,697	1,436,645
Chubb Ltd.	14,818	1,882,182
Citigroup, Inc.	21,192	1,418,169
Discover Financial Services	17,484	1,231,048
MetLife, Inc.	20,078	875,401
PNC Financial Services Group, Inc.	5,659	764,531
Prudential Financial, Inc.	17,016	1,591,166
		13,890,745
Health Care - 18.3%
Abbott Laboratories	16,746	1,021,339
AbbVie, Inc.	16,532	1,531,690
Aetna, Inc.	6,291	1,154,398
Biogen, Inc. *	4,447	1,290,697
McKesson Corp.	8,412	1,122,161
Merck & Co., Inc.	31,608	1,918,606
UnitedHealth Group, Inc.	5,318	1,304,718
		9,343,609
Industrials - 7.9%
General Electric Co.	146,899	1,999,295
Lockheed Martin Corp.	3,420	1,010,371
Norfolk Southern Corp.	6,865	1,035,722
		4,045,388

Information Technology - 8.1%
Alphabet, Inc. - Class C *	919	1,025,283
Apple, Inc.	6,894	1,276,148
Oracle Corp.	42,054	1,852,899
		4,154,330
Utilities - 3.7%
Dominion Energy, Inc.	14,942	1,018,746
Public Service Enterprise Group, Inc.	16,244	879,450
		1,898,196
Total Common Stocks
(Cost $47,768,540)		50,441,677

MONEY MARKET FUND - 1.1%
First American Government Obligations Fund - Class Z, 1.77% ^
Total Money Market Fund
(Cost $549,636)	549,636	549,636

Total Investments - 99.8%
(Cost $48,318,176)		50,991,313
Other Assets and Liabilities, Net - 0.2%		104,407
Total Net Assets - 100.0%		$51,095,720

* Non-income producing security.
# As of June 30, 2018, the Fund had a significant portion of its assets invested in the financials sector.  The financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence spending.

^ The rate shown is the annualized seven-day effective yield as of June 30, 2018.
ADR - American Depositary Receipt

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2018, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$50,441,677	$-	$-	$50,441,677
Money Market Fund	549,636		-	549,636
Total Investments	$50,991,313	$-	$-	$50,991,313

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2018, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Great Lakes Small Cap Opportunity Fund
Schedule of Investments
June 30, 2018 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 97.4%
Consumer Discretionary - 19.9%
Adtalem Global Education, Inc. *	25,579	$1,230,350
AutoNation, Inc. *	26,351	1,280,132
Belmond Ltd. - Class A *	144,990	1,616,639
Cooper Tire & Rubber Co.	50,553	1,329,544
Gentex Corp.	37,743	868,844
Gildan Activewear, Inc. +	138,862	3,910,354
Mattel, Inc. +	58,203	955,693
Nordstrom, Inc.	31,912	1,652,403
Sonic Corp. +	36,515	1,256,846
TripAdvisor, Inc. *+	42,690	2,378,260
		16,479,065
Consumer Staples - 3.2%
Hain Celestial Group, Inc. *	58,642	1,747,532
Spectrum Brands Holdings, Inc. +	11,495	938,222
		2,685,754
Energy - 1.1%
Dril-Quip, Inc. *	17,894	919,752

Financials - 14.0%
Aspen Insurance Holdings Ltd.	53,921	2,194,585
Axis Capital Holdings Ltd.	57,496	3,197,927
Horace Mann Educators Corp.	32,280	1,439,688
Investors Bancorp, Inc.	240,377	3,074,422
PRA Group, Inc. *	44,644	1,721,026
		11,627,648
Health Care - 6.4%
AngioDynamics, Inc. *	42,929	954,741
Luminex Corp.	42,926	1,267,605
MEDNAX, Inc. *	71,572	3,097,636
		5,319,982
Industrials # - 27.8%
Actuant Corp. - Class A	71,085	2,086,345
Acuity Brands, Inc.	17,370	2,012,662
AGCO Corp.	35,188	2,136,615
Armstrong World Industries, Inc. *	41,666	2,633,291
Crane Co.	32,646	2,615,924
Esterline Technologies Corp. *	28,261	2,085,662
Kirby Corp. *	12,457	1,041,405
Lindsay Corp.	9,421	913,743
Middleby Corp. *	7,932	828,260
MSC Industrial Direct Co., Inc. - Class A	28,398	2,409,570
NOW, Inc. *+	71,052	947,123
Thermon Group Holdings, Inc. *	36,384	832,102
UniFirst Corp.	9,621	1,701,955
WESCO International, Inc. *	14,630	835,373
		23,080,030

Information Technology - 19.3%
Avnet, Inc.	49,807	2,136,222
Belden, Inc. +	20,932	1,279,364
Cars.com, Inc. *	64,407	1,828,515
NetScout Systems, Inc. *	98,561	2,927,262
ScanSource, Inc. *	37,330	1,504,399
SS&C Technologies Holdings, Inc.	48,155	2,499,244
Versum Materials, Inc.	32,866	1,220,972
ViaSat, Inc. *+	39,598	2,602,380
		15,998,358
Materials - 3.7%
Intrepid Potash, Inc. *	341,375	1,399,637
NewMarket Corp.	2,068	836,506
Valvoline, Inc.	39,242	846,450
		3,082,593
Real Estate - 2.0%
Corepoint Lodging, Inc. - REIT *	19,161	496,270
Jones Lang LaSalle, Inc.	7,080	1,175,209
		1,671,479
Total Common Stocks
(Cost $75,973,290)		80,864,661

MONEY MARKET FUND - 3.5%
First American Government Obligations Fund - Class Z, 1.77% ^
Total Money Market Fund
(Cost $2,870,791)	2,870,791	2,870,791

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.1%
First American Government Obligations Fund - Class Z, 1.77% ^
Total Investment Purchased with Proceeds from Securities Lending
(Cost $8,376,933)	8,376,933	8,376,933

Total Investments - 111.0%
(Cost $87,221,014)		92,112,385
Other Assets and Liabilities, Net - (11.0)%		(9,107,124)
Total Net Assets - 100.0%		$83,005,261

*	Non-income producing security.
+	All or a portion of this security was out on loan at June 30, 2018. Total loaned securities had a market value of 8,190,442 at June 30, 2018.
#
As of June 30, 2018, the Fund had a significant portion of its assets invested in the industrials sector. The industrials sector may be more greatly impacted by adverse economic, reulatory, political, legal and other changes affecting the issuers of such securities.

^	Variable rate security - The rate shown is the annualized seven-day effective yield as of June 30, 2018.
REIT - Real Estate Investment Trust

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2018, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$80,864,661	$-	$-	$80,864,661
Money Market Fund	2,870,791	-	-	2,870,791
Investment Purchased with
Proceeds from Securities Lending	8,376,933	-	-	8,376,933
Total Investments	$92,112,385	$-	$-	$92,112,385

Transfers between levels are recognized at the end of the reporting period.  During the period ended June 30, 2018, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                              James R. Arnold, President

Date  August 24, 2018

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date  August 24, 2018

* Print the name and title of each signing officer under his or her signature.